Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015 CLP ($) Operation	Dec. 31, 2017 CLP ($) Operation	Dec. 31, 2015 CLP ($) Operation
Impairment Provisions And Recoveries [Abstract]
Number of operations | Operation	12,000	5,000	12,000
Value of operations, in ThCh$ | $	$ 371,558	$ (55,494)	$ 371,558